Related Parties (Details Textual) (USD $)	6 Months Ended	12 Months Ended							18 Months Ended						7 Months Ended							0 Months Ended				0 Months Ended	6 Months Ended			6 Months Ended	12 Months Ended				6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013	Jan. 31, 2013	Sep. 30, 2012	Sep. 13, 2012	Sep. 30, 2011	Dec. 31, 2012 Series B Preferred Stock [Member]	Dec. 31, 2012 Series B Preferred Stock [Member] Charles Miller, Director [Member]	Dec. 31, 2012 Series B Preferred Stock [Member] Mark Munro, Chief Executive Officer [Member]	Dec. 31, 2012 Series B Preferred Stock [Member] Mark Durfee, Director [Member]	Dec. 31, 2012 Series B Preferred Stock [Member] Forward Investment LLC [Member]	Dec. 31, 2012 Series B Preferred Stock [Member] Mark Munro 1996 Charitable Trust [Member]	Jul. 31, 2012 Series C Preferred Stock [Member]	Jul. 31, 2012 Series C Preferred Stock [Member] Mark Munro, Chief Executive Officer [Member]	Jul. 31, 2012 Series C Preferred Stock [Member] Neal Oristano, Director [Member]	Mar. 31, 2013 Series E Preferred Stock Financing [Member]	Mar. 31, 2013 Series E Preferred Stock Financing [Member] Mark Munro, Chief Executive Officer [Member]	Mar. 31, 2013 Series E Preferred Stock Financing [Member] Charles K. Miller, Director [Member]	Sep. 13, 2012 Digital Comm, Inc. [Member]	Jul. 05, 2011 Tekmark Global Solutions, LLC [Member] Master Funding Agreement [Member]	Jun. 30, 2013 Tekmark Global Solutions, LLC [Member] Master Funding Agreement [Member]	Dec. 31, 2012 Tekmark Global Solutions, LLC [Member] Master Funding Agreement [Member]	Dec. 31, 2011 Tekmark Global Solutions, LLC [Member] Master Funding Agreement [Member]	Jul. 05, 2011 MMD Genesis LLC [Member] Master Funding Agreement [Member]	Jun. 30, 2013 MMD Genesis LLC [Member] Master Funding Agreement [Member]	Dec. 31, 2012 MMD Genesis LLC [Member] Master Funding Agreement [Member]	Dec. 31, 2011 MMD Genesis LLC [Member] Master Funding Agreement [Member]	Jun. 30, 2013 Tekmark and MMD Genesis [Member]	Dec. 31, 2012 Tekmark and MMD Genesis [Member]	Dec. 31, 2011 Tekmark and MMD Genesis [Member]	Dec. 31, 2011 Tekmark and MMD Genesis [Member] Master Funding Agreement [Member]	Jul. 05, 2011 Tekmark and MMD Genesis [Member] Master Funding Agreement [Member]	Jun. 30, 2013 Former owner of Tropical [Member]	Dec. 31, 2012 Former owner of Tropical [Member]	Dec. 31, 2011 Former owner of Tropical [Member]
Related Parties (Textual)
Maturity date of notes																														September 2013	September 2013	September 2013			November 2016	November 2016	November 2016
Maturity period of notes																						2 years				2 years	2 years
Monthly interest rate on promissory note																						2.50%				2.50%	2.50%								9.75%	9.75%	9.75%
Monthly interest payment on promissory note																																			$ 1,007	$ 1,007	$ 1,007
Interest rate																														30.00%	30.00%	30.00%		30.00%
Interest expense associated with related-party notes	118,390	4,050	29,893
Original principal amount of debt instrument				210,000	27,500		125,000	180,000														2,000,000				1,000,000
Percentage of outstanding shares of common stock sold													5.00%	5.00%							60.00%
Promissory notes issued in consideration of shares by former president						125,000															125,000
Sale of stock to accredited investors									37,500	263	7,902	12,564	13,615	1,051	1,500	75	50	2,875	25	25
Sale of stock to accredited investors value									2,216,760	25,000	469,460	725,000	825,000	100,000	1,500,000	75,000	50,000	2,875,000	25,000	25,000
Stock price per share															$ 1,000			$ 1,000
Loans from related parties	$ 1,575,092	$ 483,796	$ 941,418																				$ 0	$ 0	$ 497,381		$ 1,450,000	$ 350,000	$ 328,380				$ 825,761